Invesco Van Kampen Comstock Fund | Summary - Invesco Van Kampen Comstock Fund, Class A B C R and Y
Fund Summary - Invesco Van Kampen Comstock Fund
Investment Objective
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoVanKampenComstockFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoVanKampenComstockFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_One_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoVanKampenComstockFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_One_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleNoRedemptionInvescoVanKampenComstockFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_One_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Comstock Fund (the predecessor fund) and the Fund for the most recent fiscal year was 18% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Risks of Using Derivative Instruments. Derivative transactions involve risks different from direct investments in underlying securities. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, on June 1, 2010. Class A, Class B, Class C, Class Y and Class R shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund’s applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoVanKampenComstockFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_One_Member * ~&lt;/div&gt;

Class A shares year-to-date (ended March 31, 2011): 6.14% Best Quarter (ended September 30, 2009): 19.42% Worst Quarter (ended December 31, 2008): (22.74)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoVanKampenComstockFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_One_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Summary - Invesco Van Kampen Comstock Fund, Institutional Class | Invesco Van Kampen Comstock Fund
Fund Summary - Invesco Van Kampen Comstock Fund - Institutional
Investment Objective
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoVanKampenComstockFundInstitutionalClass column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Two_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoVanKampenComstockFundInstitutionalClass column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Two_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoVanKampenComstockFundInstitutionalClass column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Two_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Comstock Fund (the predecessor fund) and the Fund for the most recent fiscal year was 18% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in Real Estate Investment Trusts (reits). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Risks of Using Derivative Instruments. Derivative transactions involve risks different from direct investments in underlying securities. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Year-to-date returns include returns of the Fund for periods ending after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoVanKampenComstockFundInstitutionalClass column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Two_Member * ~&lt;/div&gt;

Institutional Class shares year-to-date (ended March 31, 2011): 6.24% Best Quarter (ended September 30, 2009): 19.42% Worst Quarter (ended December 31, 2008): (22.74)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoVanKampenComstockFundInstitutionalClass column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027834_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Two_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Van Kampen Enterprise Fund | Summary - Invesco Van Kampen Enterprise Fund, Class A B C and Y
Fund Summary - Invesco Van Kampen Enterprise Fund
Investment Objective
The Fund’s investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoVanKampenEnterpriseFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027835_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Three_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoVanKampenEnterpriseFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027835_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Three_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoVanKampenEnterpriseFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027835_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Three_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleNoRedemptionInvescoVanKampenEnterpriseFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027835_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Three_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Enterprise Fund (the predecessor fund) and the Fund for the most recent fiscal year was 155% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund's investment adviser, seeks to achieve the Fund's investment objective by investing principally in common stocks which are believed by the Adviser to have above-average potential for capital appreciation. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company's financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The fund may invest up to 10% of its total assets in REITs. REITs pool investors' funds for investment primarily in commercial real estate properties or real-estate related loans.

The Fund may invest up to 25% of its total assets in securities of foreign issuers.

The Fund may, but is not required to, use various derivatives for a variety of purposes including hedging, risk management, portfolio management or to earn income.

The Adviser considers whether to sell a particular security when a company hits the price target, a company's fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in Real REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. REITs may not be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in lower return and increased tax liability.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on or after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoVanKampenEnterpriseFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027835_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Three_Member * ~&lt;/div&gt;

Class A shares year-to-date (ended March 31, 2011): 6.17% Best Quarter (ended June 30, 2009): 22.44% Worst Quarter (ended December 31, 2008): (25.89)%
Average Annual Total Returns (for the periods ended December 31, 2010
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoVanKampenEnterpriseFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027835_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Three_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco U.S. Small/Mid Cap Value Fund | Summary - Invesco U.S. Small/Mid Cap Value Fund, Class A B C and Y
Fund Summary - Invesco U.S. Small/Mid Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleNoRedemptionInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley U.S. Small/Mid Cap Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 78% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund’s investment adviser, Invesco Advisers, Inc., seeks long-term capital appreciation by investing primarily in common stocks and other equity securities, including convertible securities, of small- and mid-size companies that the Adviser believes are undervalued. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 2000® Index range from  $15.6 million to  $4.5 billion. The Fund considers a company to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap® Index range from  $228 million to  $21.2 billion. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks and other equity securities, including convertible securities, of small-and mid-size companies traded on a U.S. securities exchange. The Fund’s 80% policy may include common stocks and other equity securities of domestic and foreign companies. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may also invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. Prices of equity securities will rise and fall in response to events that affect entire financial markets or industries and to events that affect particular issuers. Investing in convertible securities may subject the Portfolio to the risks associated with both fixed income securities and common stocks.

Securities of Small- and Mid-Size Companies. Investments in small- and mid-size companies may involve greater risk than investments in larger, more established companies. Small-to-mid capitalization value-oriented equity securities may underperform relative to the overall market. The securities issued by small and mid-size companies may be less liquid and their prices subject to more abrupt or erratic price movements.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

REITs. REITs pool investors' funds for investments primarily in real estate properties or real estate-related loans. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

Foreign Securities. Investing in foreign securities entails the risk that news and events unique to a county or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, the Fund’s investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class P and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class P and Class I shares of the predecessor fund were reorganized into Class A and Class Y shares, respectively, of the Fund on June 1, 2010. Class A and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

The returns shown for Class B and C shares for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class B and C shares’ returns will be different from the predecessor fund as they have different expenses. Class B and C shares commenced operations on June 1, 2010. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Class A shares year-to-date (ended March 31, 2011): 7.84% Best Quarter (ended September 30, 2009): 19.64% Worst Quarter (ended December 31, 2008): (22.24)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Shareholder Fees (Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class B, Invesco Van Kampen Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
Class C, Invesco Van Kampen Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Class R, Invesco Van Kampen Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class Y, Invesco Van Kampen Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Van Kampen Comstock Fund, Institutional Class, Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Van Kampen Enterprise Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class B, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
Class C, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco U.S. Small/Mid Cap Value Fund)	12 Months Ended
May 02, 2011
Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (Invesco Van Kampen Comstock Fund)	12 Months Ended
	May 02, 2011
Class A, Invesco Van Kampen Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.86%	[1]
Class B, Invesco Van Kampen Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.86%	[1]
Class C, Invesco Van Kampen Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	1.61%	[1]
Class R, Invesco Van Kampen Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	1.11%	[1]
Class Y, Invesco Van Kampen Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.61%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Invesco Van Kampen Comstock Fund, Institutional Class, Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10% [1]
Total Annual Fund Operating Expenses	0.48% [1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Invesco Van Kampen Enterprise Fund)	12 Months Ended
	May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.12%	[1]
Class B, Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.87%	[1]
Class C, Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.87%	[1]
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.87%	[1]

[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Invesco U.S. Small/Mid Cap Value Fund)	12 Months Ended
	May 02, 2011
Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Annual Fund Operating Expenses
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.89%	[1]
Total Annual Fund Operating Expenses	1.81%	[1]
Fee Waiver	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%
Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Annual Fund Operating Expenses
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.89%	[1]
Total Annual Fund Operating Expenses	2.56%	[1]
Fee Waiver	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.26%
Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Annual Fund Operating Expenses
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.89%	[1]
Total Annual Fund Operating Expenses	2.56%	[1]
Fee Waiver	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.26%
Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Annual Fund Operating Expenses
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.89%	[1]
Total Annual Fund Operating Expenses	1.56%	[1]
Fee Waiver	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.51%, Class B shares to 2.26%, Class C shares to 2.26% and Class Y shares to 1.26% of average daily net assets, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Expense Example (Invesco Van Kampen Comstock Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 633
3 Years	809
5 Years	1,001
10 Years	1,552
Class B, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class B
1 Year	588
3 Years	574
5 Years	677
10 Years	1,061
Class C, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class C
1 Year	264
3 Years	508
5 Years	876
10 Years	1,911
Class R, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class R
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
Class Y, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class Y
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762

Expense Example (Invesco Van Kampen Comstock Fund, Institutional Class, Invesco Van Kampen Comstock Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 49
3 Years	154
5 Years	269
10 Years	$ 604

Expense Example (Invesco Van Kampen Enterprise Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Example.
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 658
3 Years	886
5 Years	1,133
10 Years	1,838
Class B, Class A, Invesco Van Kampen Enterprise Fund
Example.
Expense Example, By Year, Column [Text]	Class B
1 Year	690
3 Years	888
5 Years	1,211
10 Years	1,995
Class C, Class A, Invesco Van Kampen Enterprise Fund
Example.
Expense Example, By Year, Column [Text]	Class C
1 Year	290
3 Years	588
5 Years	1,011
10 Years	2,190
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Example.
Expense Example, By Year, Column [Text]	Class Y
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073

Expense Example (Invesco U.S. Small/Mid Cap Value Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Example.
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 695
3 Years	1,061
5 Years	1,450
10 Years	2,536
Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Example.
Expense Example, By Year, Column [Text]	Class B
1 Year	729
3 Years	1,068
5 Years	1,534
10 Years	2,689
Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Example.
Expense Example, By Year, Column [Text]	Class C
1 Year	329
3 Years	768
5 Years	1,334
10 Years	2,873
Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Example.
Expense Example, By Year, Column [Text]	Class Y
1 Year	128
3 Years	463
5 Years	882
10 Years	$ 1,831

Expense Example, No Redemption (Invesco Van Kampen Comstock Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Comstock Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 633
3 Years	809
5 Years	1,001
10 Years	1,552
Class B, Invesco Van Kampen Comstock Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	88
3 Years	274
5 Years	477
10 Years	1,061
Class C, Invesco Van Kampen Comstock Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	164
3 Years	508
5 Years	876
10 Years	1,911
Class R, Invesco Van Kampen Comstock Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
Class Y, Invesco Van Kampen Comstock Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762

Expense Example, No Redemption (Invesco Van Kampen Enterprise Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 658
3 Years	886
5 Years	1,133
10 Years	1,838
Class B, Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	190
3 Years	588
5 Years	1,011
10 Years	1,995
Class C, Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	190
3 Years	588
5 Years	1,011
10 Years	2,190
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073

Expense Example, No Redemption (Invesco U.S. Small/Mid Cap Value Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 695
3 Years	1,061
5 Years	1,450
10 Years	2,536
Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	229
3 Years	768
5 Years	1,334
10 Years	2,689
Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	229
3 Years	768
5 Years	1,334
10 Years	2,873
Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	128
3 Years	463
5 Years	822
10 Years	$ 1,831

Annual Total Returns (Bar Chart) (Invesco Van Kampen Comstock Fund, Class A, Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Class A, Invesco Van Kampen Comstock Fund
Annual Total Returns
'01	(1.79%)
'02	(19.59%)
'03	30.98%
'04	17.57%
'05	4.19%
'06	16.06%
'07	(1.89%)
'08	(35.89%)
'09	29.45%
'10	15.60%

Annual Total Returns (Bar Chart) (Invesco Van Kampen Comstock Fund, Institutional Class, Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Annual Total Returns
'01	(1.79%)
'02	(19.59%)
'03	30.98%
'04	17.57%
'05	4.19%
'06	16.06%
'07	(1.89%)
'08	(35.89%)
'09	29.45%
'10	15.60%

Annual Total Returns (Bar Chart) (Invesco Van Kampen Enterprise Fund, Class A, Invesco Van Kampen Enterprise Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Enterprise Fund | Class A, Invesco Van Kampen Enterprise Fund
Annual Total Returns
'01	(20.75%)
'02	(29.60%)
'03	25.64%
'04	3.54%
'05	7.49%
'06	6.52%
'07	12.21%
'08	(44.10%)
'09	65.83%
'10	20.26%

Annual Total Returns (Bar Chart) (Invesco U.S. Small/Mid Cap Value Fund, Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund)	12 Months Ended
May 02, 2011
Invesco U.S. Small/Mid Cap Value Fund | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Annual Total Returns
'08	(38.21%)
'09	33.39%
'10	24.52%

Average Annual Total Returns (Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class A: Inception (10/07/68)
Label	Return Before Taxes
1 Year	9.27%
5 Years	0.63%
10 Years	2.72%
Since Inception
Inception Date	Oct 7, 1968
Return Before Taxes | Class B, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class B: Inception (10/19/92)
1 Year	10.60%
5 Years	1.17%
10 Years	2.77%
Since Inception
Inception Date	Oct 19, 1992
Return Before Taxes | Class C, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class C: Inception (10/26/93)
1 Year	13.82%
5 Years	1.03%
10 Years	2.53%
Since Inception
Inception Date	Oct 26, 1993
Return Before Taxes | Class R, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class R: Inception (10/01/02)
1 Year	15.32%
5 Years	1.53%
10 Years
Since Inception	7.81%
Inception Date	Oct 1, 2002
Return Before Taxes | Class Y, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class Y: Inception (10/29/04)
1 Year	15.97%
5 Years	2.05%
10 Years
Since Inception	3.71%
Inception Date	Oct 29, 2004
Return After Taxes on Distributions | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class A: Inception (10/07/68)
Label	Return After Taxes on Distributions
1 Year	9.03%
5 Years	none
10 Years	1.92%
Since Inception
Inception Date	Oct 7, 1968
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class A: Inception (10/07/68)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	6.30%
5 Years	0.52%
10 Years	2.11%
Since Inception
Inception Date	Oct 7, 1968
S&P 500 Index
Average Annual Total Returns
Label	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Since Inception
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Since Inception
Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large-Cap Value Funds Index [1]
1 Year	13.02%
5 Years	1.52%
10 Years	1.89%
Since Inception

[1]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.

Average Annual Total Returns (Invesco Van Kampen Comstock Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return Before Taxes
1 Year	15.79%
5 Years	1.82%
10 Years	3.32%
Inception Date	Jun 1, 2010
Return After Taxes on Distributions | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions
1 Year	15.49%
5 Years	1.17%
10 Years	2.51%
Inception Date	Jun 1, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	10.59%
5 Years	1.53%
10 Years	2.64%
Inception Date	Jun 1, 2010
S&P 500 Index
Average Annual Total Returns
Label	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Since Inception
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Since Inception
Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large-Cap Value Funds Index	[2]
1 Year	13.02%
5 Years	1.52%
10 Years	1.89%
Since Inception

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 7, 1968.
[2]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.

Average Annual Total Returns (Invesco Van Kampen Enterprise Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class A: Inception (01/07/54)
Label	Return Before Taxes
1 Year	13.63%
5 Years	4.72%
10 Years	(0.18%)
Since Inception
Inception Date	Jan 7, 1954
Return Before Taxes | Class B, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class B: Inception (12/20/91)
1 Year	14.32%
5 Years	4.79%
10 Years	(0.22%)
Since Inception
Inception Date	Dec 20, 1991
Return Before Taxes | Class C, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class C: Inception (07/20/93)
1 Year	18.42%
5 Years	5.10%
10 Years	(0.38%)
Since Inception
Inception Date	Jul 20, 1993
Return Before Taxes | Class Y, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class Y: Inception (08/12/05)
1 Year	20.52%
5 Years	6.15%
10 Years
Since Inception	6.52%
Inception Date	Aug 12, 2005
Return After Taxes on Distributions | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class A: Inception (01/07/54)
Label	Return After Taxes on Distributions
1 Year	13.63%
5 Years	4.70%
10 Years	(0.19%)
Since Inception
Inception Date	Jan 7, 1954
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class A: Inception (01/07/54)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.86%
5 Years	4.06%
10 Years	(0.16%)
Since Inception
Inception Date	Jan 7, 1954
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Since Inception
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Growth Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Since Inception
Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large Cap Growth Funds Index	[1]
1 Year	15.13%
5 Years	2.38%
10 Years	(1.01%)
Since Inception

[1]	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 1000 ® Growth Index and the Lipper Large Cap Growth Funds Index. The Russell 1000 ® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Large Cap Growth Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 1000 ® Growth Index to provide investors a broad proxy for the U.S. market.

Average Annual Total Returns (Invesco U.S. Small/Mid Cap Value Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class A: Inception (09/27/07)
Label	Return Before Taxes
1 Year	17.72%
Since Inception	(2.58%)
Inception Date	Sep 27, 2007
Return Before Taxes | Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class B: Inception (06/01/10)	[1]
1 Year	18.74%
Since Inception	(2.51%)
Inception Date	Jun 1, 2010
Return Before Taxes | Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class C: Inception (06/01/10)	[1]
1 Year	22.62%
Since Inception	(1.61%)
Inception Date	Jun 1, 2010
Return Before Taxes | Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class Y: Inception (09/27/07)
1 Year	24.81%
Since Inception	(0.63%)
Inception Date	Sep 27, 2007
Return After Taxes on Distributions | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class A: Inception (09/27/07)
Label	Return After Taxes on Distributions
1 Year	17.72%
Since Inception	(2.59%)
Inception Date	Sep 27, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class A: Inception (09/27/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	11.52%
Since Inception	(2.18%)
Inception Date	Sep 27, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(3.64%)
Inception Date	Sep 30, 2007
Russell 2500 Value Index
Average Annual Total Returns
Label	Russell 2500™ Value Index	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	24.82%
Since Inception	0.26%
Inception Date	Sep 30, 2007
Lipper Small-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Small-Cap Value Funds Index	[2],[3]
1 Year	25.74%
Since Inception	1.44%
Inception Date	Sep 30, 2007
Lipper Mid-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Mid-Cap Value Funds Index	[3]
1 Year	21.64%
Since Inception	(0.55%)
Inception Date	Sep 30, 2007

[1]	Class B and Class C shares performance shown prior to the inception date is that of the predecessor fund's Class A shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[2]	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 2500 ® Value Index and the Lipper Small-Cap Value Funds Index. The Russell 2500 ® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Small-Cap Value Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 2500 ® Value Index to provide investors a broad proxy for the U.S. market.
[3]	Effective February 28, 2011, the Fund has elected to use the Lipper Small-Cap Value Funds Index as its peer group benchmark instead of the Lipper Mid-Cap Value Funds Index because it will better align the Fund's peer group benchmark with its investment processes and restrictions.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000725781
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Return Before Taxes | Invesco Van Kampen Comstock Fund | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (10/07/68)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 1968
Return Before Taxes | Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (06/01/10)	[1]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Return Before Taxes | Invesco Van Kampen Comstock Fund | Class B, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B: Inception (10/19/92)
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 1992
Return Before Taxes | Invesco Van Kampen Comstock Fund | Class C, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C: Inception (10/26/93)
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
Return Before Taxes | Invesco Van Kampen Comstock Fund | Class R, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R: Inception (10/01/02)
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Return Before Taxes | Invesco Van Kampen Comstock Fund | Class Y, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y: Inception (10/29/04)
1 Year	rr_AverageAnnualReturnYear01	15.97%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 2004
Return After Taxes on Distributions | Invesco Van Kampen Comstock Fund | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (10/07/68)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 1968
Return After Taxes on Distributions | Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (06/01/10)	[1]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Invesco Van Kampen Comstock Fund | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (10/07/68)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 1968
Return After Taxes on Distributions and Sale of Fund Shares | Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (06/01/10)	[1]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
S&P 500 Index | Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Russell 1000 Value Index | Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception
Lipper Large-Cap Value Funds Index | Invesco Van Kampen Comstock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index	[2]
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.
Summary - Invesco Van Kampen Comstock Fund, Institutional Class | Invesco Van Kampen Comstock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Comstock Fund - Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover.	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Comstock Fund (the predecessor fund) and the Fund for the most recent fiscal year was 18% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in Real Estate Investment Trusts (reits). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Risks of Using Derivative Instruments. Derivative transactions involve risks different from direct investments in underlying securities. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Year-to-date returns include returns of the Fund for periods ending after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2011): 6.24% Best Quarter (ended September 30, 2009): 19.42% Worst Quarter (ended December 31, 2008): (22.74)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Van Kampen Comstock Fund | Summary - Invesco Van Kampen Comstock Fund, Class A B C R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Comstock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Comstock Fund (the predecessor fund) and the Fund for the most recent fiscal year was 18% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Risks of Using Derivative Instruments. Derivative transactions involve risks different from direct investments in underlying securities. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, on June 1, 2010. Class A, Class B, Class C, Class Y and Class R shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund’s applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2011): 6.14% Best Quarter (ended September 30, 2009): 19.42% Worst Quarter (ended December 31, 2008): (22.74)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Van Kampen Comstock Fund | Class A, Invesco Van Kampen Comstock Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	633
3 Years	rr_ExpenseExampleYear03	809
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	1,552
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	633
3 Years	rr_ExpenseExampleNoRedemptionYear03	809
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,552
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(1.79%)
'02	rr_AnnualReturn2002	(19.59%)
'03	rr_AnnualReturn2003	30.98%
'04	rr_AnnualReturn2004	17.57%
'05	rr_AnnualReturn2005	4.19%
'06	rr_AnnualReturn2006	16.06%
'07	rr_AnnualReturn2007	(1.89%)
'08	rr_AnnualReturn2008	(35.89%)
'09	rr_AnnualReturn2009	29.45%
'10	rr_AnnualReturn2010	15.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[3]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(1.79%)
'02	rr_AnnualReturn2002	(19.59%)
'03	rr_AnnualReturn2003	30.98%
'04	rr_AnnualReturn2004	17.57%
'05	rr_AnnualReturn2005	4.19%
'06	rr_AnnualReturn2006	16.06%
'07	rr_AnnualReturn2007	(1.89%)
'08	rr_AnnualReturn2008	(35.89%)
'09	rr_AnnualReturn2009	29.45%
'10	rr_AnnualReturn2010	15.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Invesco Van Kampen Comstock Fund | Class B, Invesco Van Kampen Comstock Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	588
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
Invesco Van Kampen Comstock Fund | Class C, Invesco Van Kampen Comstock Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[3]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
Invesco Van Kampen Comstock Fund | Class R, Invesco Van Kampen Comstock Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[3]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	353
5 Years	rr_ExpenseExampleNoRedemptionYear05	612
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
Invesco Van Kampen Comstock Fund | Class Y, Invesco Van Kampen Comstock Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[3]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	762
Invesco Van Kampen Enterprise Fund | Return Before Taxes | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (01/07/54)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 7, 1954
Invesco Van Kampen Enterprise Fund | Return Before Taxes | Class B, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B: Inception (12/20/91)
1 Year	rr_AverageAnnualReturnYear01	14.32%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 1991
Invesco Van Kampen Enterprise Fund | Return Before Taxes | Class C, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C: Inception (07/20/93)
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 1993
Invesco Van Kampen Enterprise Fund | Return Before Taxes | Class Y, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y: Inception (08/12/05)
1 Year	rr_AverageAnnualReturnYear01	20.52%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Invesco Van Kampen Enterprise Fund | Return After Taxes on Distributions | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (01/07/54)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	(0.19%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 7, 1954
Invesco Van Kampen Enterprise Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (01/07/54)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.86%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 7, 1954
Invesco Van Kampen Enterprise Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index	[4]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Van Kampen Enterprise Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index	[4]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Van Kampen Enterprise Fund | Lipper Large-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large Cap Growth Funds Index	[4]
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Van Kampen Enterprise Fund | Summary - Invesco Van Kampen Enterprise Fund, Class A B C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Enterprise Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Enterprise Fund (the predecessor fund) and the Fund for the most recent fiscal year was 155% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund's investment adviser, seeks to achieve the Fund's investment objective by investing principally in common stocks which are believed by the Adviser to have above-average potential for capital appreciation. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company's financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The fund may invest up to 10% of its total assets in REITs. REITs pool investors' funds for investment primarily in commercial real estate properties or real-estate related loans.

The Fund may invest up to 25% of its total assets in securities of foreign issuers.

The Fund may, but is not required to, use various derivatives for a variety of purposes including hedging, risk management, portfolio management or to earn income.

The Adviser considers whether to sell a particular security when a company hits the price target, a company's fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing principally in common stocks which are believed by the Adviser to have above-average potential for capital appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in Real REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. REITs may not be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in lower return and increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on or after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2011): 6.17% Best Quarter (ended June 30, 2009): 22.44% Worst Quarter (ended December 31, 2008): (25.89)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 1000 ® Growth Index and the Lipper Large Cap Growth Funds Index. The Russell 1000 ® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Large Cap Growth Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 1000 ® Growth Index to provide investors a broad proxy for the U.S. market.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Van Kampen Enterprise Fund | Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[5]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	658
3 Years	rr_ExpenseExampleNoRedemptionYear03	886
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,133
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(20.75%)
'02	rr_AnnualReturn2002	(29.60%)
'03	rr_AnnualReturn2003	25.64%
'04	rr_AnnualReturn2004	3.54%
'05	rr_AnnualReturn2005	7.49%
'06	rr_AnnualReturn2006	6.52%
'07	rr_AnnualReturn2007	12.21%
'08	rr_AnnualReturn2008	(44.10%)
'09	rr_AnnualReturn2009	65.83%
'10	rr_AnnualReturn2010	20.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
Invesco Van Kampen Enterprise Fund | Class B, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[5]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	888
5 Years	rr_ExpenseExampleYear05	1,211
10 Years	rr_ExpenseExampleYear10	1,995
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,995
Invesco Van Kampen Enterprise Fund | Class C, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[5]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Invesco Van Kampen Enterprise Fund | Class Y, Class A, Invesco Van Kampen Enterprise Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[5]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Invesco U.S. Small/Mid Cap Value Fund | Return Before Taxes | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (09/27/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Invesco U.S. Small/Mid Cap Value Fund | Return Before Taxes | Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B: Inception (06/01/10)	[6]
1 Year	rr_AverageAnnualReturnYear01	18.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Invesco U.S. Small/Mid Cap Value Fund | Return Before Taxes | Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C: Inception (06/01/10)	[6]
1 Year	rr_AverageAnnualReturnYear01	22.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Invesco U.S. Small/Mid Cap Value Fund | Return Before Taxes | Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y: Inception (09/27/07)
1 Year	rr_AverageAnnualReturnYear01	24.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Invesco U.S. Small/Mid Cap Value Fund | Return After Taxes on Distributions | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (09/27/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Invesco U.S. Small/Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (09/27/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Invesco U.S. Small/Mid Cap Value Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index	[7]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007
Invesco U.S. Small/Mid Cap Value Fund | Russell 2500 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500™ Value Index	[7]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007
Invesco U.S. Small/Mid Cap Value Fund | Lipper Small-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Value Funds Index	[7],[8]
1 Year	rr_AverageAnnualReturnYear01	25.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007
Invesco U.S. Small/Mid Cap Value Fund | Lipper Mid-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Value Funds Index	[8]
1 Year	rr_AverageAnnualReturnYear01	21.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 2500 ® Value Index and the Lipper Small-Cap Value Funds Index. The Russell 2500 ® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Small-Cap Value Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 2500 ® Value Index to provide investors a broad proxy for the U.S. market.
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007
Invesco U.S. Small/Mid Cap Value Fund | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,061
5 Years	rr_ExpenseExampleYear05	1,450
10 Years	rr_ExpenseExampleYear10	2,536
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,061
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,450
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,536
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(38.21%)
'09	rr_AnnualReturn2009	33.39%
'10	rr_AnnualReturn2010	24.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
Invesco U.S. Small/Mid Cap Value Fund | Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.26%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,068
5 Years	rr_ExpenseExampleYear05	1,534
10 Years	rr_ExpenseExampleYear10	2,689
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	768
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,334
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,689
Invesco U.S. Small/Mid Cap Value Fund | Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.26%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	329
3 Years	rr_ExpenseExampleYear03	768
5 Years	rr_ExpenseExampleYear05	1,334
10 Years	rr_ExpenseExampleYear10	2,873
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	768
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,334
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,873
Invesco U.S. Small/Mid Cap Value Fund | Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	463
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	463
5 Years	rr_ExpenseExampleNoRedemptionYear05	822
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,831
Invesco U.S. Small/Mid Cap Value Fund | Summary - Invesco U.S. Small/Mid Cap Value Fund, Class A B C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco U.S. Small/Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley U.S. Small/Mid Cap Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 78% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser, Invesco Advisers, Inc., seeks long-term capital appreciation by investing primarily in common stocks and other equity securities, including convertible securities, of small- and mid-size companies that the Adviser believes are undervalued. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 2000® Index range from  $15.6 million to  $4.5 billion. The Fund considers a company to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap® Index range from  $228 million to  $21.2 billion. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks and other equity securities, including convertible securities, of small-and mid-size companies traded on a U.S. securities exchange. The Fund’s 80% policy may include common stocks and other equity securities of domestic and foreign companies. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may also invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks and other equity securities, including convertible securities, of small-and mid-size companies traded on a U.S. securities exchange.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. Prices of equity securities will rise and fall in response to events that affect entire financial markets or industries and to events that affect particular issuers. Investing in convertible securities may subject the Portfolio to the risks associated with both fixed income securities and common stocks.

Securities of Small- and Mid-Size Companies. Investments in small- and mid-size companies may involve greater risk than investments in larger, more established companies. Small-to-mid capitalization value-oriented equity securities may underperform relative to the overall market. The securities issued by small and mid-size companies may be less liquid and their prices subject to more abrupt or erratic price movements.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

REITs. REITs pool investors' funds for investments primarily in real estate properties or real estate-related loans. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

Foreign Securities. Investing in foreign securities entails the risk that news and events unique to a county or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, the Fund’s investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class P and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class P and Class I shares of the predecessor fund were reorganized into Class A and Class Y shares, respectively, of the Fund on June 1, 2010. Class A and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

The returns shown for Class B and C shares for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class B and C shares’ returns will be different from the predecessor fund as they have different expenses. Class B and C shares commenced operations on June 1, 2010. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2011): 7.84% Best Quarter (ended September 30, 2009): 19.64% Worst Quarter (ended December 31, 2008): (22.24)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 7, 1968.
[2]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.
[3]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[4]	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 1000 ® Growth Index and the Lipper Large Cap Growth Funds Index. The Russell 1000 ® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Large Cap Growth Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 1000 ® Growth Index to provide investors a broad proxy for the U.S. market.
[5]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[6]	Class B and Class C shares performance shown prior to the inception date is that of the predecessor fund's Class A shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[7]	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 2500 ® Value Index and the Lipper Small-Cap Value Funds Index. The Russell 2500 ® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Small-Cap Value Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 2500 ® Value Index to provide investors a broad proxy for the U.S. market.
[8]	Effective February 28, 2011, the Fund has elected to use the Lipper Small-Cap Value Funds Index as its peer group benchmark instead of the Lipper Mid-Cap Value Funds Index because it will better align the Fund's peer group benchmark with its investment processes and restrictions.
[9]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.51%, Class B shares to 2.26%, Class C shares to 2.26% and Class Y shares to 1.26% of average daily net assets, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.